Acquisitions and business divestments - Acquisitions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) entity	Dec. 31, 2015 USD ($) entity	Dec. 31, 2014 USD ($) entity
Acquisitions and business divestments
Acquisitions (net of cash acquired)	$ 13	$ 37	$ 58
Aggregate excess of purchase price over fair value of net assets acquired	$ 12	$ 34	$ 9
Number of acquired businesses | entity	1	3	6
Adjustment included in aggregate excess of purchase price over fair value of net assets acquired reflecting reduction in certain deferred tax liabilities			$ 42
Allocation of the purchase consideration for business acquisitions
Allocated amount, Goodwill	$ 9,501	$ 9,671	$ 10,053